Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 73,106	₩ 44,980
Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	71,928	44,410
Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,031	322
Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	147	248
Less Than Three months
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	71,412	43,112
Less Than Three months | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	70,381	42,790
Less Than Three months | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,031	322
More Than One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	34	141
More Than One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	34	141
Three Months to One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,660	1,727
Three Months to One Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,547	1,620
Three Months to One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 113	₩ 107